Annual Total Returns - Fidelity Sustainability Bond Index Fund [BarChart] - 08.31 Fidelity Sustainability Bond Index Fund PRO-05 - Fidelity Sustainability Bond Index Fund	Oct. 30, 2021
Bar Chart Table:
Annual Return, Inception Date	Jun. 19, 2018
Fidelity Sustainability Bond Index Fund
Bar Chart Table:
Annual Return 2019	8.29%
Annual Return 2020	7.49%